VANECK VIP EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 95.4%
Bermuda : 0.5%
Credicorp Ltd. (USD) 2,200 $ 398,134
Underline
Brazil : 12.4%
Arcos Dorados Holdings, Inc.
(USD) † 90,800 791,776
Fleury SA 260,820 738,743
JSL SA * 750,000 1,212,897
MercadoLibre, Inc. (USD) * 2,330 4,781,067
Movida Participacoes SA * 549,000 621,791
NU Holdings Ltd. (USD) * 74,800 1,021,020
Rede D'Or Sao Luiz SA
144A * 110,000 624,539
Smartfit Escola de Ginastica
e Danca SA * 111,000 436,852
Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA * 608,000 737,721
10,966,406
China : 20.2%
Baidu, Inc. (ADR) * † 3,200 336,928
BYD Co. Ltd. (HKD) 25,500 909,787
China Education Group
Holdings Ltd. (HKD) 1,830,374 1,271,645
Full Truck Alliance Co. Ltd.
(ADR) 144,500 1,301,945
Galaxy Entertainment Group
Ltd. (HKD) 100,000 493,819
H World Group Ltd. (ADR) 12,500 465,000
KE Holdings, Inc. (ADR) 76,500 1,523,115
Meituan (HKD) 144A * 58,000 1,231,652
MINISO Group Holding Ltd.
(ADR) † 38,000 666,520
NetEase, Inc. (HKD) 51,500 962,005
PDD Holdings, Inc. (ADR) * 6,200 835,822
Ping An Bank Co. Ltd. 534,770 922,509
Proya Cosmetics Co. Ltd. 40,000 624,356
Shanghai Baosight Software
Co. Ltd. 124,009 580,553
Shenzhen Inovance
Technology Co. Ltd. 99,000 873,590
Shenzhou International
Group Holdings Ltd. (HKD) 61,000 540,030
Sungrow Power Supply Co.
Ltd. 98,000 1,372,966
Tencent Holdings Ltd. (HKD) 24,000 1,334,516
Trip.com Group Ltd. (ADR) * 17,500 1,040,025
Yifeng Pharmacy Chain Co.
Ltd. 143,818 519,273
17,806,056
Egypt : 1.7%
Cleopatra Hospital * 3,136,135 470,940
Commercial International
Bank - Egypt (CIB) 596,503 1,044,004
1,514,944
Georgia : 1.9%
Bank of Georgia Group Plc
(GBP) 35,000 1,719,652
Underline
Number
of Shares Value
Germany : 1.3%
Delivery Hero SE 144A * 28,000 $ 1,133,145
Underline
Greece : 2.4%
Eurobank Ergasias Services
and Holdings SA 440,500 1,008,929
Piraeus Financial Holdings
SA 264,000 1,123,927
2,132,856
Hungary : 1.4%
OTP Bank Nyrt 23,000 1,203,023
Underline
India : 17.8%
Cholamandalam Investment
and Finance Co. Ltd. 75,900 1,452,132
Delhivery Ltd. * 156,091 791,706
HDFC Bank Ltd. 55,200 1,136,774
HDFC Bank Ltd. (ADR) 21,000 1,313,760
Jio Financial Services Ltd. * 310,133 1,294,777
KEI Industries Ltd. 13,250 678,793
Oberoi Realty Ltd. 62,600 1,404,446
Phoenix Mills Ltd. 107,800 2,389,998
Reliance Industries Ltd. 117,050 4,124,927
Sterling and Wilson
Renewable * 154,202 1,132,811
15,720,124
Indonesia : 0.6%
Bank Rakyat Indonesia
Persero Tbk PT 1,625,000 531,476
Underline
Kazakhstan : 2.5%
Kaspi.kz JSC (ADR) 20,650 2,188,693
Underline
Mexico : 2.0%
BBB Foods, Inc. (USD) * 25,787 773,610
Regional SAB de CV 166,300 965,114
1,738,724
Philippines : 5.3%
Ayala Land, Inc. 600,000 390,774
Bloomberry Resorts Corp. * 7,205,000 1,040,169
International Container
Terminal Services, Inc. 449,000 3,253,850
4,684,793
Poland : 2.0%
InPost SA (EUR) * 92,000 1,736,970
Underline
Russia : 0.0%
Detsky Mir PJSC 144A *∞ 784,200 0
Sberbank of Russia PJSC ∞ 340,256 0
0
Saudi Arabia : 1.2%
Al Rajhi Bank 24,000 559,279
Americana Restaurants
International Plc - Foreign
Co. (AED) 741,900 535,449
1,094,728
South Africa : 4.0%
Prosus NV (EUR) 81,000 3,539,882
Underline
South Korea : 2.9%
Samsung Biologics Co. Ltd.
144A * 1,350 1,004,137

VANECK VIP EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
South Korea (continued)
SK Hynix, Inc. 11,800 $ 1,579,274
2,583,411
Taiwan : 9.6%
Chroma ATE, Inc. 126,000 1,479,359
Poya International Co. Ltd. 49,240 822,194
Taiwan Semiconductor
Manufacturing Co. Ltd. 194,000 5,849,900
Wiwynn Corp. 6,000 325,202
8,476,655
Tanzania : 1.4%
Helios Towers Plc (GBP) * 796,071 1,220,662
Underline
Turkey : 4.3%
MLP Saglik Hizmetleri AS
144A * 240,744 2,302,019
Sok Marketler Ticaret AS 651,928 917,836
Tofas Turk Otomobil
Fabrikasi AS 93,000 585,056
3,804,911
Total Common Stocks
(Cost: $62,370,871) 84,195,245
PREFERRED SECURITIES : 4.8%
(Cost: $5,334,771)
South Korea : 4.8%
Samsung Electronics Co. Ltd. 108,700 4,221,570
Underline
Number
of Shares Value
MONEY MARKET FUND : 0.3%
(Cost: $289,193)
Invesco Treasury Portfolio -
Institutional Class 289,193 $ 289,193
Underline
Total Investments Before Collateral for
Securities Loaned: 100.5%
(Cost: $67,994,835) 88,706,008
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.7%
Money Market Fund: 0.7%
(Cost: $587,875)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 587,875 587,875
Total Investments: 101.2%
(Cost: $68,582,710) 89,293,883
Liabilities in excess of other assets: (1.2)% (1,030,431)
NET ASSETS: 100.0% $ 88,263,452
Definitions:
ADR American Depositary Receipt
AED U Arab Dirham
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $1,506,996.
* Non-income producing
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $6,295,492, or 7.1% of net assets.